Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 329,406	$ 256,597	$ 249,923
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(19,531)	(4,081)	2,183
Less reclassifications of foreign currency translation adjustments to net income	3,514
Total foreign currency translation adjustments	(16,017)	(4,081)	2,183
Postretirement healthcare plan adjustments	589	1,895	(1,666)
Unrealized gain (loss) on available-for-sale securities	(668)	1,773
Other comprehensive income (loss)	(16,096)	(413)	517
Comprehensive income	313,310	256,184	250,440
Comprehensive income attributable to noncontrolling interests	6,113	9,092	4,307
Comprehensive income attributable to TSYS common shareholders	$ 307,197	$ 247,092	$ 246,133